SUPPLEMENT

DATED DECEMBER 10, 2010 TO

HARTFORD GROWTH OPPORTUNITIES HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2010

Effective January 1, 2011, HL Investment Advisors, LLC (“HL Advisors”), the Fund’s investment manager, is terminating a subsidy that HL Advisors has provided with respect to fund accounting fees applied to the Hartford Growth Opportunities HLS Fund (the “Fund”).  The termination of the subsidy will result in an increase in the operating expenses of Class IA and Class IB shares. Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of January 1, 2011, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
	IA	IB
Maximum sales charge (load) as a percentage of offering price	Not applicable	Not applicable
Maximum deferred sales charge (load)	Not applicable	Not applicable
Exchange fees	None	None

Annual Fund Operating Expenses

(expenses that are deducted from the fund’s assets)

	IA	IB
Management fees	0.61%	0.61%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.67%	0.92%

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$68	$214	$373	$835
IB	$94	$293	$509	$1,131

2.  The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED DECEMBER 10, 2010 TO

HARTFORD SMALL/MID CAP EQUITY HLS FUND

(FORMERLY HARTFORD MIDCAP GROWTH HLS FUND)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2010

Effective January 1, 2011, HL Investment Advisors, LLC (“HL Advisors”), the Fund’s investment manager, is terminating a subsidy that HL Advisors has provided with respect to fund accounting fees applied to the Hartford Small/Mid Cap Equity HLS Fund (the “Fund”).  The termination of the subsidy will result in an increase in the operating expenses of Class IA and Class IB shares. Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of January 1, 2011, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	IA	IB
Maximum sales charge (load) as a percentage of offering price	Not applicable	Not applicable
Maximum deferred sales charge (load)	Not applicable	Not applicable
Exchange fees	None	None

Annual Fund Operating Expenses
(expenses that are deducted from the fund’s assets)
	IA	IB
Management fees	0.80%	0.80%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.09%
Total annual fund operating expenses	0.89%	1.14%

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$91	$284	$493	$1,096
IB	$116	$362	$628	$1,386

2.  The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED DECEMBER 10, 2010 TO

HARTFORD SMALLCAP GROWTH HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2010, AS LAST AMENDED JULY 16, 2010 (PROSPECTUS)

AND JULY 21, 2010 (SUMMARY PROSPECTUS)

Effective January 1, 2011, HL Investment Advisors, LLC (“HL Advisors”), the Fund’s investment manager, is terminating a subsidy that HL Advisors has provided with respect to fund accounting fees applied to the Hartford SmallCap Growth HLS Fund (the “Fund”).  The termination of the subsidy will result in an increase in the operating expenses of Class IA and Class IB shares. Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of January 1, 2011, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	IA	IB
Maximum sales charge (load) as a percentage of offering price	Not applicable	Not applicable
Maximum deferred sales charge (load)	Not applicable	Not applicable
Exchange fees	None	None

Annual Fund Operating Expenses
(expenses that are deducted from the fund’s assets)

	IA	IB
Management fees	0.62%	0.62%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.69%	0.94%

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$70	$221	$384	$859
IB	$96	$300	$520	$1,155

2.  The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED DECEMBER 10, 2010 TO

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2010, AS LAST AMENDED JULY 1, 2010

Effective January 1, 2011, HL Investment Advisors, LLC (“HL Advisors”), the Fund’s investment manager, is terminating a subsidy that HL Advisors has provided with respect to fund accounting fees applied to the Hartford U.S. Government Securities HLS Fund (the “Fund”).  The termination of the subsidy will result in an increase in the operating expenses of Class IA and Class IB shares. Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of January 1, 2011, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	IA	IB
Maximum sales charge (load) as a percentage of offering price	Not applicable	Not applicable
Maximum deferred sales charge (load)	Not applicable	Not applicable
Exchange fees	None	None

Annual Fund Operating Expenses
(expenses that are deducted from the fund’s assets)
	IA	IB
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.50%	0.75%

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$51	$160	$280	$628
IB	$77	$240	$417	$930

2.  The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.